COST OF SALES	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
COST OF SALES	COST OF SALES

	For years ended December 31,
	2025	2024
Mine production costs	$571,081	$404,291
Royalties	179,427	55,412
Refining	3,031	2,824
Cost of sales, excluding DDA	$753,539	$462,527
DDA	$71,743	$47,621
Cost of sales	$825,282	$510,148
The amount of write-downs of inventories recognized as an expense in the period was $2.1 million along with a recovery of $25.4 million ($2.4 million expense for the year ended December 31, 2024).